UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 11, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	53
Form 13F Information Table Value Total: $110,643

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


3M Co			COM		88579Y101	364	4198	SH		SOLE			4198
Abbott Laboratories	COM		002824100	289	5530	SH		SOLE			5530
Accenture Plc		SHS		G1151C101	300	7058	SH		SOLE			7058
Accuray Inc.		COM		004397105	235	37816	SH		SOLE			37816
Adobe Sys Inc.		COM		00724F101	2301	88008	SH		SOLE			88008
Aflac Inc.		COM		001055102	2183	42221	SH		SOLE			42221
Alvarion Ltd		SHS		M0861T100	47	25560	SH		SOLE			25560
Axa SA Each Repstg	ADR		054536107	742	42367	SH		SOLE			42367
Banco Bradesco		ADR		059460303	3040	149185	SH		SOLE			149185
BB&T			COM		054937107	247	10256	SH		SOLE			10256
Berkley W R Corp	COM		084423102	244	9025	SH		SOLE			9025
BHP Billiton Ltd	ADR		088606108	1626	21300	SH		SOLE			21300
Capitalsource Inc.	COM		14055X102	270	50621	SH		SOLE			50621
Caterpillar		COM		149123101	2088	26533	SH		SOLE			26533
Cenovus Energy Inc.	COM		15135U109	2185	75950	SH		SOLE			75950
Cephalon Inc.		COM		156708109	1864	29849	SH		SOLE			29849
China Mobile Hong K	ADR		16941M109	1833	35853	SH		SOLE			35853
Cisco Sys Inc		COM		17275R102	1927	88011	SH		SOLE			88011
Ctrip.Com Intl Ltd	ADR		22943F100	4299	90033	SH		SOLE			90033
Dendreon Corp		COM		24823Q107	4164	101129	SH		SOLE			101129
Emerson Electric Co	COM		291011104	747	14193	SH		SOLE			14193
Fifth Third Bancorp	COM		316773100	165	13719	SH		SOLE			13719
First Solar Inc.	COM		336433107	3510	23824	SH		SOLE			23824
General Dynamics	COM		369550108	516	8209	SH		SOLE			8209
Gilead Sciences Inc	COM		375558103	1525	42816	SH		SOLE			42816
Goldman Sachs Group	COM		38141G104	224	1550	SH		SOLE			1550
Himax Technologies	ADR		43289P106	37	15028	SH		SOLE			15028
ICICI BK LTD 		ADR		45104G104	668	13410	SH		SOLE			13410
Icon Pub LTD Co		ADR		45103T107	1512	69924	SH		SOLE			69924
Illinois Tool Wks Inc	COM		452308109	331	7030	SH		SOLE			7030
Infosys Technologie	ADR		456788108	1953	29009	SH		SOLE			29009
Intuitive Surgical   	COM		46120E602	2825	9955	SH		SOLE			9955
Itau Unibanco		ADR		465562106	3720	153839	SH		SOLE			153839
JA Solar Holdings	ADR		466090107	214	22914	SH		SOLE			22914
Joy Global		COM		481165108	719	10222	SH		SOLE			10222
KB Financial Group	ADR		48241A105	1428	33305	SH		SOLE			33305
Logitech Intl		SHS		H50430232	1330	76318	SH		SOLE			76318
NII Holdings Inc	CL B		62913F201	4099	99732	SH		SOLE			99732
Noble Corporation	SHS		H5833N103	1313	38859	SH		SOLE			38859
Noble Energy		COM		655044105	2038	27139	SH		SOLE			27139
Oil Sts Intl Inc        COM		678026105	225	4834	SH		SOLE			4834
O Reilly Automotive	COM		686091109	2627	49380	SH		SOLE			49380
Petroleo Brasilerio	ADR		71654V408	2267	62504	SH		SOLE			62504
Potash Corp		COM		73755L107	5561	38607	SH		SOLE			38607
Qualcomm Inc		COM		747525103	3366	74569	SH		SOLE			74569
Research in Motion	COM		760975102	2223	45646	SH		SOLE			45646
SK Telcom Co LTD AD	COM		78440P108	1222	69944	SH		SOLE			69944
Sysco Corp		COM		871829107	1858	65161	SH		SOLE			65161
Theratechnologies	COM		88338H100	28250	6082725	SH		SOLE			6082725
Tortoise Energy		COM		89147L100	1407	41069	SH		SOLE			41069
Waters Corp		COM		941848103	2057	29061	SH		SOLE			29061
Xilinx			COM		983919101	216	8111	SH		SOLE			8111
Yamana Gold Inc.	COM		98462Y100	242	21255	SH		SOLE			21255



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